Salient Funds

Supplement Dated January 28, 2013

to the Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II,

Salient Alternative Beta Fund, Salient Pure Trend Fund and

Salient Global Equity Fund Prospectus Dated January 28, 2013

Until March 1, 2013, the Salient Alternative Beta Fund is not available for purchase.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Salient Funds

Supplement Dated January 28, 2013

to the Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II,

Salient Alternative Beta Fund, Salient Pure Trend Fund and

Salient Global Equity Fund Statement of Additional Information Dated December 21, 2012,

as previously supplemented November 19, 2012

(the “SAI”)

The first paragraph on the front cover of the SAI is replaced with the following:

This Statement of Additional Information (“SAI”) provides information about the series of Salient MF Trust (the “Trust”) listed above. The Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II, Salient Alternative Beta Fund, Salient Pure Trend Fund and Salient Global Equity Fund (each a “Fund” and together, the “Funds”) are each a series of the Trust. The information in this SAI is in addition to the information that is contained in the Funds’ prospectus dated January 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SAI FOR FUTURE REFERENCE